SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

a.
Basis of presentation:
The accompanying unaudited financial statements of the Company are presented in accordance with the requirements of Form 10-Q and Article 10 of Regulation S-X. Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) have been condensed or omitted pursuant to such U.S. Securities and Exchange Commission (“SEC”) rules and regulations. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation have been made. The results for these interim periods are not necessarily indicative of the results for the entire year. The accompanying financial statements should be read in conjunction with the Company’s audited financial statements for the year ended December 31, 2012 and the notes thereto included in the Company’s Current Report on Form 8-K filed with the SEC on August 5, 2013, with the accompanying financial statements.

b.
Principles of consolidation:
The consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Eyekon E.R.D. Ltd. Intercompany transactions and balances have been eliminated upon consolidation.

c.	Loss per share:
Basic and diluted losses per share are presented in accordance with ASC No. 260 “Earnings per share”. Outstanding share options and warrants have been excluded from the calculation of the diluted loss per share because all such securities are antidilutive. The number of shares of the Company’s common stock, par value $0.001 per share (“Common Stock”), issuable upon exercise or conversion of the foregoing securities that have been excluded from calculations for the three and six months ended June 30, 2013 and 2012 were 16,603,409, 9,996,942, 16,590,470, and 8,034,968 respectively.

The following data show the amounts used in computing (losses) per share and the effect on income and the weighted average number of shares of dilutive potential common stock (in thousands, except share amounts and per share amounts):

	For the three months ended		For the six months ended
	June 30,		June 30,
	2013	2012	2013	2012
Basic & Diluted net (loss) per share:
(Loss) from continuing operations	$(758)	$(2,185)	$(1,197)	$(2,526)
Less: accumulating dividend on preferred stock	-	(32)	-	(62)
	(758)	(2,217)	(1,197)	(2,588)
Number of shares used in per share computation:
Common Stock	28,136,775	28,136,775	28,136,775	28,136,775
Series A Preferred Stock	11,782,997	8,767,170	11,782,997	8,429,699
	39,919,772	36,903,945	39,919,772	36,566,474
Basic & Diluted net (loss) per share	$(0.02)	$(0.06)	$(0.03)	$(0.07)

Series A Preferred Stock participates in dividends with common stock. Therefore, it is included in the computation of basic EPS.

d.
Fair value measurements:
As defined in ASC 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

- Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.
- Level 2: Other inputs that are observable, directly or indirectly, such as quoted prices for similar assets and liabilities or market corroborated inputs.
- Level 3: Unobservable inputs are used when little or no market data is available, which requires the Company to develop its own assumptions about how market participants would value the assets or liabilities. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques in its assessment that maximize the use of observable inputs and minimize the use of unobservable inputs.

The following table presents the Company’s financial assets and liabilities that are carried at fair value, classified according to the three categories described above:

	Fair Value Measurements at June 30, 2013
	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$114	$114	$-	$-
Restricted cash	21	21	-	-
Total assets at fair value, net	$135	$135	$-	$-

	Fair Value Measurements at December 31, 2012
	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$779	$779	$-	$-
Restricted cash	20	20	-	-
Total assets at fair value, net	$799	$799	$-	$-

e.
Recent accounting pronouncements:
In December 2011, the FASB issued Accounting Standards Update No. 2011-11, "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). The objective of ASU 2011-11 is to enhance disclosures by requiring improved information about financial instruments and derivative instruments in relation to netting arrangements. ASU 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. The adoption of ASU 2011-11 did not have a material impact on its consolidated results of operation and financial condition.

On February 5, 2013, the FASB issued Accounting Standards Update No. 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income” (“ASU 2013-02”), which adds additional disclosure requirements relating to the reclassification of items out of accumulated other comprehensive income. ASU 2013-02 is effective for the first quarter of 2013 and affects disclosures only. The adoption of ASU 2013-02 did not have a material impact on its consolidated results of operation and financial condition.

There were various other updates recently issued. None of the updates are expected to a have a material impact on the Company's financial position, results of operations or cash flows.